SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net
Depreciation expense on property and equipment	¥ 6,837	¥ 3,406	¥ 1,277
Electronic equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years